Equity, Allocations of Net Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012		Jun. 30, 2011
Net Income Allocation
Incentive cash distribution allocation	100.00%				100.00%
Net income attributable to partners	$ 13,085	[1]	$ 7,895	[1],[2]	$ 24,641	[1],[2]	$ 7,895	[1],[2]
General partner's IDRs	103		0		103		0
Net income available to partners	12,982		7,895		24,538		7,895
General partner's ownership interest	2.00%		2.00%		2.00%		2.00%
General partner's allocated interest in net income	261		157		491		157
General partner's IDRs	103		0		103		0
Total general partner's interest in net income	$ 364	[1]	$ 157	[1],[2]	$ 594	[1],[2]	$ 157	[1],[2]

[1]	Adjusted to include the historical results of the Long Beach marine terminal and related short-haul pipelines. See Notes A and B for further discussion.
[2]	Adjusted to include the historical results of the Martinez crude oil marine terminal. See Notes A and B for further discussion.